Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2019
Cash and bank balances
Schedule of cash and cash equivalents

	2018	2019
	RMB’000	RMB’000
Cash and cash equivalents
Cash at banks	100,644	143,231
Time deposit	—	11,215
Cash on hand	1,242	44
Total	101,886	154,490

Schedule of cash and cash equivalents for Consolidated Statement

	2018	2019
	RMB’000	RMB’000
Cash and cash equivalents	102,547	154,490
Less: Assets held-for-sale (Note 19)	(661)	—
Total	101,886	154,490

Schedule of cash and cash equivalents denominated in currencies

	2018	2019
	RMB’000	RMB’000
RMB	91,030	69,268
US dollars	7,611	82,930
Hong Kong dollars	1,476	1,021
Singapore dollars	1,769	1,271
	101,886	154,490